Share-Based Compensation - Schedule of Weighted Average Assumptions for Stock Options Granted (Details) - Stock Options [Member]	9 Months Ended
Sep. 30, 2019
Expected term (years)	5 years 6 months
Expected stock price volatility	192.60%
Weighted-average risk-free interest rate	2.49%
Expected dividend	0.00%